Related Parties - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2021
Disclosure of transactions between related parties [line items]
Aggregate compensation of executive officers	$ 30,988	$ 30,988	$ 51,188
Accrued or paid key management personnel compensation	$ 6,008	$ 5,985	$ 8,878
Salary advance terms	an amount up to a maximum of four months’ salary and are repaid through salary deductions in equal installments over a period of either one or two years
Salary advances outstanding	$ 893			$ 689
Explanation of terms and conditions of outstanding balances for related party transaction	Invoices are payable between 30 and 60 days
Pemex industrial transformation [member]
Disclosure of transactions between related parties [line items]
Ownership amount	$ 1,509,057